CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 2,879	$ 4,781	$ 3,313
OPERATING ACTIVITIES
Net earnings	11,927	12,846	13,522
Depreciation and amortization	2,838	3,108	3,082
Share-based compensation expense	414	453	516
Deferred income taxes	128	36	596
Gain on sale of businesses	(203)	(2,670)	(2,377)
Change in accounts receivable	(426)	(14)	415
Change in inventories	(501)	86	721
Change in accounts payable, accrued and other liabilities	358	2,446	(742)
Change in other operating assets and liabilities	(1,221)	(356)	(780)
Other	16	196	30
TOTAL OPERATING ACTIVITIES	13,330	16,131	14,983
INVESTING ACTIVITIES
Capital expenditures	(3,306)	(3,067)	(3,238)
Proceeds from asset sales	225	3,068	1,087
Acquisitions, net of cash acquired	(474)	(425)	(368)
Change in investments	73	(173)	166
TOTAL INVESTING ACTIVITIES	(3,482)	(597)	(2,353)
FINANCING ACTIVITIES
Dividends to shareholders	(5,767)	(5,458)	(5,044)
Change in short-term debt	151	(1,798)	(2,420)
Additions to long-term debt	1,536	3,830	4,926
Reductions of long-term debt	(206)	(8,546)	(2,587)
Treasury stock purchases	(7,039)	(6,004)	(6,370)
Impact of stock options and other	1,203	662	617
TOTAL FINANCING ACTIVITIES	(10,122)	(17,314)	(10,878)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	163	(122)	(284)
CHANGE IN CASH AND CASH EQUIVALENTS	(111)	(1,902)	1,468
CASH AND CASH EQUIVALENTS, END OF YEAR	2,768	2,879	4,781
Cash payments for:
Interest	806	1,184	1,226
Income Taxes	2,992	4,175	3,248
Assets acquired through non-cash capital leases	13	20	8
Divestiture of coffee business in exchange for shares of P&G stock	$ 0	$ 0	$ 2,466